COMMITMENTS AND CONTINGENT LIABILITIES (Narrative)(Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Minimum payment upon cancellation of cancelable operating lease agreements	$ 8
Guaranteed operating lease commitments	52	43
Long-term Purchase Commitment [Line Items]
Research and development, net	1,927	1,744	1,247
May 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	960
Maintenance fees/royalties, noncurrent	600
Research and development, net	47	47	47
June 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	474
Maintenance fees/royalties, noncurrent	292
Research and development, net	41	40	34
August 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	320
Maintenance fees/royalties, noncurrent	180
Research and development, net	10	12	5
December 2006 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	292
Maintenance fees/royalties, noncurrent	146
Research and development, net	20	20	17
May 2007 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	690
Maintenance fees/royalties, noncurrent	450
Research and development, net	35	35	35
January 2008 License Agreement [Member]
Long-term Purchase Commitment [Line Items]
Aggregate maintenance fees/royalties	440
Maintenance fees/royalties, noncurrent	300
Research and development, net	24	24	24
Rimonim Consortium [Member]
Long-term Purchase Commitment [Line Items]
Grants received	149
Ramot [Member]
Long-term Purchase Commitment [Line Items]
Grants received	148
Facilities [Member]
Operating Leased Assets [Line Items]
Operating leases expense	511	365	531
Motor vehicles [Member]
Operating Leased Assets [Line Items]
Operating leases expense	$ 52	$ 81	$ 53